Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 12, 2013
Registrant Name	DWS GLOBAL/INTERNATIONAL FUND, INC.
Central Index Key	0000793597
Amendment Flag	false
Document Creation Date	Jul. 12, 2013
Document Effective Date	Jul. 12, 2013
Prospectus Date	Feb. 01, 2013